Other Comprehensive Income, Components of Other Comprehensive Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Investment securities:
Net unrealized gains (losses) arising during the period, Before tax	$ (3,318)	$ 5,426	$ (7,661)
Net unrealized gains (losses) arising during the period, Tax effect	1,237	(2,111)	2,981
Net unrealized gains (losses) arising during the period, Net of tax	(2,081)	3,315	(4,680)
Reclassification of net (gains) losses to net income, Before tax	(1,530)	(1,532)	(285)
Reclassification of net (gains) losses to net income, Tax effect	572	578	107
Reclassification of net (gains) losses to net income, Net of tax	(958)	(954)	(178)
Net change, Before tax	(4,848)	3,894	(7,946)
Net change, Tax effect	1,809	(1,533)	3,088
Net change, Net of tax	(3,039)	2,361	(4,858)
Derivatives and hedging activities:
Net unrealized gains (losses) arising during the period	1,549	952	(32)
Net unrealized gains (losses) arising during the period, Tax effect	(584)	(359)	12
Net unrealized gains (losses) arising during the period, Net of tax	965	593	(20)
Reclassification of net (gains) losses on cash flow hedges to net income, Before tax	(1,089)	(545)	(296)
Reclassification of net (gains) losses on cash flow hedges to net income, Tax effect	411	205	107
Reclassification of net (gains) losses on cash flow hedges to net income, Net of tax	(678)	(340)	(189)
Net change, Before tax	460	407	(328)
Net change, Tax effect	(173)	(154)	119
Net change, Net of tax	287	253	(209)
Defined benefit plans adjustments:
Net actuarial gains (losses) arising during the period, Before tax	(512)	(1,116)	1,533
Net actuarial gains (losses) arising during the period, Tax effect	193	420	(578)
Net actuarial gains (losses) arising during the period, Net of tax	(319)	(696)	955
Amortization of net actuarial loss, Before tax	122	74	151
Amortization of net actuarial loss, Tax effect	(46)	(28)	(57)
Amortization of net actuarial loss, Net of tax	76	46	94
Settlements and other, Before tax	(8)	0	125
Settlements and other, Tax effect	3	0	(46)
Settlements and other, Net of tax	(5)	0	79
Subtotal reclassification to net periodic benefit costs, Before tax	114	74	276
Subtotal reclassification to net periodic benefit costs, Tax effect	(43)	(28)	(103)
Subtotal reclassification to net periodic benefit costs, Net of tax	71	46	173
Net change, Before tax	(398)	(1,042)	1,809
Net change, Tax effect	150	392	(681)
Net change, Net of tax	(248)	(650)	1,128
Foreign currency translation adjustments:
Net unrealized losses arising during the period, Before tax	(137)	(60)	(44)
Net unrealized losses arising during the period, Tax effect	(12)	(5)	(7)
Net unrealized losses arising during the period, Net of tax	(149)	(65)	(51)
Reclassification of net (gains) losses to net income, Before tax	(5)	6	(12)
Reclassification of net gains to net income, Tax effect	0	0	5
Reclassification of net gains to net income, Net of tax	(5)	6	(7)
Net change, Before tax	(142)	(54)	(56)
Net change, Tax effect	(12)	(5)	(2)
Net change, Net of tax	(154)	(59)	(58)
Other comprehensive income (loss), Before tax	(4,928)	3,205	(6,521)
Other comprehensive income, tax effect	1,774	(1,300)	2,524
Other comprehensive income (loss), net of tax	(3,154)	1,905	(3,997)
Less: Other comprehensive income (loss) from noncontrolling interests	67	(227)	267
Wells Fargo other comprehensive income (loss), net of tax	(3,221)	2,132	(4,264)
Interest expense on long-term debt [Member]
Derivatives and hedging activities:
Reclassification of net (gains) losses on cash flow hedges to net income, Before tax	17	44	91
Reclassification of net (gains) losses on cash flow hedges to net income, Tax effect	(6)	(17)	(34)
Reclassification of net (gains) losses on cash flow hedges to net income, Net of tax	11	27	57
Other noninterest income [Member]
Investment securities:
Reclassification of net (gains) losses to net income, Before tax	(6)	(1)	0
Reclassification of net (gains) losses to net income, Tax effect	3	0	0
Reclassification of net (gains) losses to net income, Net of tax	(3)	(1)	0
Derivatives and hedging activities:
Reclassification of net (gains) losses on cash flow hedges to net income, Before tax	0	0	35
Reclassification of net (gains) losses on cash flow hedges to net income, Tax effect	0	0	(13)
Reclassification of net (gains) losses on cash flow hedges to net income, Net of tax	0	0	22
Foreign currency translation adjustments:
Reclassification of net (gains) losses to net income, Before tax	0	6	(12)
Reclassification of net gains to net income, Tax effect	0	0	5
Reclassification of net gains to net income, Net of tax	0	6	(7)
Salaries expense [Member]
Derivatives and hedging activities:
Reclassification of net (gains) losses on cash flow hedges to net income, Before tax	0	0	4
Reclassification of net (gains) losses on cash flow hedges to net income, Tax effect	0	0	(2)
Reclassification of net (gains) losses on cash flow hedges to net income, Net of tax	0	0	2
Debt securities [Member] | Net (gains) losses from debt and equity investments [Member]
Investment securities:
Reclassification of net (gains) losses to net income, Before tax	(952)	(593)	29
Reclassification of net (gains) losses to net income, Tax effect	356	224	(11)
Reclassification of net (gains) losses to net income, Net of tax	(596)	(369)	18
Equity securities [Member] | Net (gains) losses from debt and equity investments [Member]
Investment securities:
Reclassification of net (gains) losses to net income, Before tax	(571)	(901)	(314)
Reclassification of net (gains) losses to net income, Tax effect	213	340	118
Reclassification of net (gains) losses to net income, Net of tax	(358)	(561)	(196)
Foreign currency translation adjustments:
Reclassification of net (gains) losses to net income, Before tax	(5)	0	0
Reclassification of net gains to net income, Tax effect	0	0	0
Reclassification of net gains to net income, Net of tax	(5)	0	0
Securities (Assets) [Member] | Interest income [Member]
Investment securities:
Reclassification of net (gains) losses to net income, Before tax	(1)	(37)	0
Reclassification of net (gains) losses to net income, Tax effect	0	14	0
Reclassification of net (gains) losses to net income, Net of tax	(1)	(23)	0
Derivatives and hedging activities:
Reclassification of net (gains) losses on cash flow hedges to net income, Before tax	(3)	(1)	0
Reclassification of net (gains) losses on cash flow hedges to net income, Tax effect	1	0	0
Reclassification of net (gains) losses on cash flow hedges to net income, Net of tax	(2)	(1)	0
Loans [Member] | Interest income [Member]
Derivatives and hedging activities:
Reclassification of net (gains) losses on cash flow hedges to net income, Before tax	(1,103)	(588)	(426)
Reclassification of net (gains) losses on cash flow hedges to net income, Tax effect	416	222	156
Reclassification of net (gains) losses on cash flow hedges to net income, Net of tax	$ (687)	$ (366)	$ (270)